Interim condensed consolidated statements of financial position (Parenthetical) - EUR (€) € in Thousands		Jun. 30, 2026	Dec. 31, 2025
Statement
Share capital	[1]
Treasury shares	[1]
Maximum
Statement
Share capital		1,000	1,000
Treasury shares		€ 1,000	€ 1,000

[1]	Amounts less than €1,000.